Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Diluted earnings per share, excluded shares having anti-dilutive effect	33,511	129,641	217,832
Class B Common Stock [Member]
Convertible Class B common stock outstanding	2,846,334	2,858,592	2,844,935